Non-Controlling Interest in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
29. Non-Controlling Interest in Subsidiaries
Non-controlling Interest	29. NON-CONTROLLING INTEREST IN SUBSIDIARIES As at December 31 December 31 millions of Canadian dollars 2021 2020 Preferred shares of GBPC $ 14 $ 14 Domlec 20 20 $ 34 $ 34
Preferred shares of GBPC
Preferred shares of GBPC:
Authorized:
10,000 non-voting cumulative redeemable variable perpetual

preferred shares.
2021 2020
Issued and outstanding:
number of
shares
millions of
dollars
number of
shares
millions of
dollars
Outstanding as at December 31 10,000 $

14 10,000 $

14